Others - Movement in allowance (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Financial instruments
At December 31, 2024	$ (171,521)
At June 30, 2025	(170,824)
Less: Allowance for expected credit losses | Loans to consumers
Financial instruments
At December 31, 2024	266
Reversal of impairment loss	(67)
Write-offs	(113)
At June 30, 2025	$ 86